Common Stock - Schedule of Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended											9 Months Ended		12 Months Ended
	Aug. 28, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Dividends declared (USD per share)		$ 1.530	$ 0.030	$ 0.030	$ 0.025	$ 0.025	$ 0.025	$ 0.025	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 1.590	$ 0.075	$ 0.100	$ 0.080
Amount		$ 400,311	$ 7,771	$ 7,666	$ 6,367	$ 6,380	$ 6,375	$ 6,268	$ 4,990	$ 5,016	$ 5,020	$ 4,979	$ 415,748	$ 19,023	$ 25,390	$ 20,005
Dividends payable	$ 392,489
Stock options exercise price reduction (USD per share)	$ 1.50
Stock options exercise price, lower limit (USD per share)	$ 0.01